Income Taxes (Detail) - Income tax provision (benefit) (USD $)	12 Months Ended
	Oct. 31, 2012	Oct. 31, 2011
Current
Deferred	992,000	5,653,000
Current
Deferred	32,000	(10,000)
Current		600,000
Adjustment to valuation allowance related to net deferred tax assets	(1,024,000)	(5,643,000)
Income tax provision (benefit)		$ 600,000